Salaries	12 Months Ended
Dec. 31, 2017
Salaries [Abstract]
Salaries
Note 25 -	Salaries

	Year ended December 31
	2015	2016	2017
	NIS	NIS	NIS

Salaries and incidentals:
Operating	1,871	1,922	1,931
General and administrative	588	624	648

Total salaries and incidentals	2,459	2,546	2,579

Less – salaries recognized in investments in property, plant and equipment and in intangible assets	499	529	571

	1,960	2,017	2,008